Investment In Millburn Multi-Markets Trading L.P. (Schedule Of Capital Withdrawls Payable) (Details) (Millburn Multi-Markets Trading L.P. [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	$ 1,739,879	$ 8,971,204
Direct Investor [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	800,925	1,509,279
U.S. Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	838,054	7,461,925
Cayman Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	100,900
General Partner [Member]
Schedule of Equity Method Investments [Line Items]
Transfer of New Profit Memo Account to General Partner	500,926	9,279
General Partner [Member] | Direct Investor [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	$ 300,000